Income taxes, Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of income tax expense [Abstract]
Profit before income tax	$ 778,453	$ 799,526	$ 758,267
Tax calculated at a tax rate of 0% (2023: 0%, 2022: 0%)	0	0	0
Effect of:
- Tax on non-shipping income	5,849	6,540	5,785
- Changes in estimates related to prior years	(1,431)	(289)	893
Income tax expense	$ 4,418	$ 6,251	$ 6,678
Tax rate	0.00%	0.00%	0.00%
Bottom of Range [Member]
Effect of:
Effective tax rate in foreign countries	15.00%